Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Schedule of components of equity method investments	The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2024	2023	2022
Rand Refinery[1]	18.1	766	660	578
Mimosa[2]	18.2	4,920	5,146	6,650
Peregrine[2]	18.3	1,260	1,247	1,160
Other equity-accounted investments[3]		377	95	83
Total equity-accounted investments		7,323	7,148	8,471
1Associate
2Joint venture
3Includes the Group's investment in Glint Incorporated (associate) acquired during 2022. The investment has a carrying value of R118 million (2023: R92 million, 2022:
R81 million) at 31 December 2024. The balance also includes the Group's equity-accounted investments in Mexico and India, acquired through the Reldan business combination (see note 16.1) which has a combined carrying value of R258 million at 31 December 2024

Schedule of movement in equity method investments	The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	660	578	649
Share of results of equity-accounted investee after tax[1]	327	315	236
Dividends received	(221)	(233)	(307)
Balance at end of the year	766	660	578
1Since Rand Refinery has a 31 August year end, it is equity-accounted based on its latest management accounts for the period ended 30 November
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		5,146	6,650	5,413
Share of results of equity-accounted investee after tax		(97)	(1,479)	1,061
Impairment	10	—	(423)	—
Dividends received		(180)	(208)	(243)
Foreign currency translation		51	606	419
Balance at end of the year		4,920	5,146	6,650
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		1,247	1,160	1,086
Impairment of loan to Peregrine	10	—	(18)	—
Foreign currency translation		13	105	74
Balance at end of the year		1,260	1,247	1,160

Schedule of group's interest in summarised financial statements of associate	The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2024	2023	2022
Revenue	2,129	1,738	1,189
Total comprehensive income	735	708	532
Non-current assets	803	761	556
Current assets	2,238	1,890	1,955
Non-current liabilities	(117)	(44)	(50)
Current liabilities	(529)	(688)	(565)
Net assets (100%)	2,395	1,919	1,896
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	1,065	853	843
Dividend received[1]	(221)	(116)	(188)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(42)	(41)	(41)
Total investment in Rand Refinery	766	660	578
1The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2024 amounted to R221 million (2023:
R233 million, 2022: R307 million)
2The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
3Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2024	2023	2022
Revenue	6,207	6,433	8,535
Amortisation and depreciation	(667)	(951)	(685)
Interest income	12	64	203
Finance expense	(89)	(56)	(71)
Income and royalty tax	(374)	554	(946)
Income tax	(112)	820	(692)
Royalty tax	(262)	(266)	(254)
Profit or loss	(194)	(2,957)	2,123
Other comprehensive income	101	1,213	838
Total comprehensive income	(93)	(1,744)	2,961
Non-current assets	6,062	5,675	7,560
Property, plant and equipment[1]	6,062	5,675	7,560
Right-of-use assets	—	—	—
Current assets	6,406	6,997	8,124
Cash and cash equivalents	274	770	1,545
Other current assets	6,132	6,227	6,579
Non-current liabilities	(1,216)	(1,037)	(1,840)
Non-current financial liabilities[2]	—	—	—
Other non-current liabilities	(1,216)	(1,037)	(1,840)
Current liabilities	(573)	(403)	(453)
Current financial liabilities[2]	(573)	(403)	(453)
Other current liabilities	—	—	—
Net assets (100%)	10,679	11,232	13,391
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	5,340	5,616	6,696
Impairment of investment in Mimosa	—	(423)	—
Reconciling items[3]	(420)	(47)	(46)
Total investment in Mimosa	4,920	5,146	6,650
1The Group impaired the property, plant and equipment of Mimosa at 31 December 2023 (see note 10) amounted to R3,728 million of which the Group's 50% share amounted to R1,864 million (R1,384 million net of tax (see note 12.3)).
2Non-current and current financial liabilities (excluding trade and other payables and provisions) were zero for all periods presented, except for 2022, when the current financial liabilities (excluding trade and other payables and provisions) amounted to R35 million
3The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Schedule of group's interest in summarised financial statements of joint venture	The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2024	2023	2022
Non-current assets	2,859	2,830	3,004
Current assets	—	—	—
Non-current liabilities	(10)	(9)	(426)
Current liabilities	—	—	(16)
Net assets (100%)	2,849	2,821	2,562
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (20% (2023: 20% and 2022: 40%))[1]	570	564	1,025
Reconciling items[2]	690	683	135
Total investment in Peregrine	1,260	1,247	1,160
1Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
2The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment. This also includes the dilution in the interest resulting from the earn-in requirements

Schedule of cash flows for equity accounted investments	The table below summarises the cash paid during the year for investments in equity-accounted investees:

Figures in million – SA rand	2024	2023	2022
Century	—	(373)	—
Glint	(35)	(23)	(92)
Total cash paid	(35)	(396)	(92)